SCHEDULE OF RELATED PARTY BALANCES (Details) - USD ($)		Jun. 30, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Accounts receivables		$ 353,886	$ 928,951
Amounts due from related parties		4,967,733	2,807,854
Gruppo 8 SRL [Member]
Related Party Transaction [Line Items]
Accounts receivables	[1]	72,830	26,025
Amounts due from related parties
CoriumItalia SRL [Member]
Related Party Transaction [Line Items]
Accounts receivables	[1]	281,056	287,910
Trends Leather Yangzhou Co Ltd [Member]
Related Party Transaction [Line Items]
Accounts receivables	[1]		615,016
HTL Global Pte [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	[2]	3,395,916	996,316
Amounts due to related parties	[3]	292,753	292,753
New Century International Homes Pte Ltd [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	[2]	1,571,817	1,811,538
Amounts due to related parties
HTL Furniture China Co Ltd [Member]
Related Party Transaction [Line Items]
Accounts payable, related parties	[4]	8,810,225	10,998,808
HTL Furniture Changshu Co Ltd [Member]
Related Party Transaction [Line Items]
Accounts payable, related parties	[4]	19,438,331	32,467,504
HTL Sofa Kunshan Co Ltd [Member]
Related Party Transaction [Line Items]
Accounts payable, related parties	[4]	15,783,278	18,118,921
HTL Furniture Huaian Co Ltd [Member]
Related Party Transaction [Line Items]
Accounts payable, related parties	[4]	5,061,620	9,031,916
HTL Import Export Trading Kunshan Co Ltd [Member]
Related Party Transaction [Line Items]
Accounts payable, related parties	[4]	254,303	22,885
HT Furniture Vietnam Company Limited [Member]
Related Party Transaction [Line Items]
Accounts payable, related parties	[4]	5,165,713	1,398,608
HTL Furniture Yangzhou Co Ltd [Member]
Related Party Transaction [Line Items]
Accounts payable, related parties	[4]	45,380
H T L Product Design Kunshan Co Ltd [Member]
Related Party Transaction [Line Items]
Accounts payable, related parties	[4]	687,620	659,510
HTL Middle East Furniture LLC [Member]
Related Party Transaction [Line Items]
Accounts payable, related parties	[4]	7,999	26,647
Related Party [Member]
Related Party Transaction [Line Items]
Accounts receivables		353,886	928,951
Amounts due from related parties		4,967,733	2,807,854
Accounts payable, related parties		55,254,469	72,724,799
Amounts due to related parties		$ 292,753	$ 292,753

[1]	Accounts receivable due from related parties represented trade receivables from the sale of goods with the Company in the normal course of business, which are unsecured, non-interesting bearing and grant with credit terms ranging from 60 to 90 days from the issue date of invoice.
[2]	These balances represented non-trade temporary advances made by the Company, which are unsecured, interest-free and repayable on demand.
[3]	These balances represented non-trade temporary advances, which are unsecured, interest-free and has no fixed terms of repayment.
[4]	Accounts payable due to related parties represented trade payables from the purchase of goods to the Company in the normal course of business, which are unsecured, non-interesting bearing and payable on demand.